2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Direct | Subsidiary 1 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		CSN Islands VII Corp.
Interest in subsidiaries		100.00%	100.00%
Core business		Financial transactions
Direct | Subsidiary 2 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		CSN Islands XI Corp.
Interest in subsidiaries		100.00%	100.00%
Core business		Financial transactions
Direct | Subsidiary 3 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		CSN Islands XII Corp.
Interest in subsidiaries		100.00%	100.00%
Core business		Financial transactions
Direct | Subsidiary 4 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	[1]	CSN Minerals S.L.U.
Interest in subsidiaries	[1]	100.00%	100.00%
Core business	[1]	Equity interests
Direct | Subsidiary 5 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	[1]	CSN Export Europe, S.L.U.
Interest in subsidiaries	[1]	100.00%	100.00%
Core business	[1]	Financial transactions and Equity interests
Direct | Subsidiary 6 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	[1]	CSN Metals S.L.U.
Interest in subsidiaries	[1]	100.00%	100.00%
Core business	[1]	Equity interests and Financial transactions
Direct | Subsidiary 7 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	[1]	CSN Americas S.L.U.
Interest in subsidiaries	[1]	100.00%	100.00%
Core business	[1]	Equity interests and Financial transactions
Direct | Subsidiary 8 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		CSN Steel S.L.U.
Interest in subsidiaries		100.00%	100.00%
Core business		Equity interests and Financial transactions
Direct | Subsidiary 9 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	[2]	TdBB S.A
Interest in subsidiaries	[2]	100.00%	100.00%
Core business	[2]	Equity interests
Direct | Subsidiary 10 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		Sepetiba Tecon S.A.
Interest in subsidiaries		99.99%	99.99%
Core business		Port services
Direct | Subsidiary 11 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		Minérios Nacional S.A.
Interest in subsidiaries		99.99%	99.99%
Core business		Mining and Equity interests
Direct | Subsidiary 12 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		Companhia Florestal do Brasil
Interest in subsidiaries		99.99%	99.99%
Core business		Reforestation
Direct | Subsidiary 13 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		Estanho de Rondônia S.A.
Interest in subsidiaries		99.99%	99.99%
Core business		Tin Mining
Direct | Subsidiary 14 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		Companhia Metalúrgica Prada
Interest in subsidiaries		99.99%	99.99%
Core business		Manufacture of containers and distribution of steel products
Direct | Subsidiary 15 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	[2]	CSN Gestão de Recursos Financeiros Ltda.
Interest in subsidiaries	[2]	99.99%	99.99%
Core business	[2]	Management of funds and securities portfolio
Direct | Subsidiary 16 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		CSN Mineração S.A.
Interest in subsidiaries		87.52%	87.52%
Core business		Mining and Equity interests
Direct | Subsidiary 17 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	[3]	CSN Energia S.A.
Interest in subsidiaries	[3]	99.99%	100.00%
Core business	[3]	Sale of electric power
Direct | Subsidiary 18 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		FTL - Ferrovia Transnordestina Logística S.A.
Interest in subsidiaries		90.78%	90.78%
Core business		Railroad logistics
Direct | Subsidiary 19 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		Nordeste Logística S.A.
Interest in subsidiaries		99.99%	99.99%
Core business		Port services
Direct | Subsidiary 20 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	[4]	CGPAR - Construção Pesada S.A. (3)
Interest in subsidiaries	[4]		100.00%
Core business	[4]	Mining support services and Equity interests
Direct | Joint Operation 1 | Proportionate Consolidation
Disclosure of subsidiaries [line items]
Joint operations name		Itá Energética S.A.
Interest in joint operations		48.75%	48.75%
Core business		Electric power generation
Direct | Joint Operation 2 | Proportionate Consolidation
Disclosure of subsidiaries [line items]
Joint operations name		Consórcio da Usina Hidrelétrica de Igarapava
Interest in joint operations		17.92%	17.92%
Core business		Electric power generation
Direct | Joint Venture 1 | Equity Method
Disclosure of subsidiaries [line items]
Joint ventures name		MRS Logistica S.A.
Interest in joint ventures		18.64%	18.64%
Core business		Railroad transportation
Direct | Joint Venture 2 | Equity Method
Disclosure of subsidiaries [line items]
Joint ventures name		Aceros Del Orinoco S.A.
Interest in joint ventures		31.82%	31.82%
Core business		Dormant company
Direct | Joint Venture 3 | Equity Method
Disclosure of subsidiaries [line items]
Joint ventures name		CBSI - Companhia Brasileira de Serviços de Infraestrutura
Interest in joint ventures		50.00%	50.00%
Core business		Equity interests and product sales and iron ore
Direct | Joint Venture 4 | Equity Method
Disclosure of subsidiaries [line items]
Joint ventures name		Transnordestina Logística S.A.
Interest in joint ventures		46.30%	49.02%
Core business		Railroad logistics
Direct | Associate 1 | Equity Method
Disclosure of subsidiaries [line items]
Associates name		Arvedi Metalfer do Brasil S.A.
Interest in associates		20.00%	20.00%
Core business		Metallurgy Equity interests
Indirect | Subsidiary 1 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		Companhia Siderúrgica Nacional LLC
Interest in subsidiaries		100.00%	100.00%
Core business		Steel
Indirect | Subsidiary 2 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	[5]	CSN Europe Lda.
Interest in subsidiaries	[5]		100.00%
Core business	[5]	Financial transactions, product sales and Equity interests
Indirect | Subsidiary 3 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	[5]	CSN Ibéria Lda.
Interest in subsidiaries	[5]		100.00%
Core business	[5]	Financial transactions, product sales and Equity interests
Indirect | Subsidiary 4 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		Lusosider Projectos Siderúrgicos S.A.
Interest in subsidiaries		99.94%	99.94%
Core business		Equity interests and product sales
Indirect | Subsidiary 5 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		Lusosider Aços Planos, S. A.
Interest in subsidiaries		99.99%	99.99%
Core business		Steel and Equity interests
Indirect | Subsidiary 6 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		CSN Resources S.A.
Interest in subsidiaries		100.00%	100.00%
Core business		Financial transactions and Equity interests
Indirect | Subsidiary 7 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	[3]	Companhia Brasileira de Latas
Interest in subsidiaries	[3]	99.99%	100.00%
Core business	[3]	Sale of cans and containers in general and Equity interests
Indirect | Subsidiary 8 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		Companhia de Embalagens Metálicas MMSA
Interest in subsidiaries		99.67%	99.67%
Core business		Production and sale of cans and related activities
Indirect | Subsidiary 9 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		Companhia de Embalagens Metálicas - MTM
Interest in subsidiaries		99.67%	99.67%
Core business		Production and sale of cans and related activities
Indirect | Subsidiary 10 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		CSN Steel Holdings 1, S.L.U.
Interest in subsidiaries		100.00%	100.00%
Core business		Financial transactions, product sales and Equity interests
Indirect | Subsidiary 11 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		CSN Productos Siderúrgicos S.L.
Interest in subsidiaries		100.00%	100.00%
Core business		Financial transactions, product sales and Equity interests
Indirect | Subsidiary 12 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		Stalhwerk Thüringen GmbH
Interest in subsidiaries		100.00%	100.00%
Core business		Production and sale of long steel and related activities
Indirect | Subsidiary 13 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	[2]	CSN Steel Sections UK Limited
Interest in subsidiaries	[2]	100.00%	100.00%
Core business	[2]	Sale of long steel
Indirect | Subsidiary 14 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		CSN Steel Sections Polska Sp.Z.o.o
Interest in subsidiaries		100.00%	100.00%
Core business		Financial transactions, product sales and Equity interests
Indirect | Subsidiary 15 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		CSN Asia Limited
Interest in subsidiaries		100.00%	100.00%
Core business		Commercial representation
Indirect | Subsidiary 16 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	[6]	CSN Mining Holding, S.L
Interest in subsidiaries	[6]	87.52%	87.52%
Core business	[6]	Financial transactions, product sales and Equity interests
Indirect | Subsidiary 17 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		CSN Mining GmbH
Interest in subsidiaries		87.52%	87.52%
Core business		Financial transactions, product sales and Equity interests
Indirect | Subsidiary 18 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		CSN Mining Asia Limited
Interest in subsidiaries		87.52%	87.52%
Core business		Commercial representation
Indirect | Subsidiary 19 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		Aceros México CSN
Interest in subsidiaries		100.00%	100.00%
Core business		Commercial representation,sale of steel and related activity
Indirect | Subsidiary 20 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	[7]	Lusosider Ibérica S.A.
Interest in subsidiaries	[7]	99.94%
Core business	[7]	Steel, commercial and industrial activities and equity interests
Indirect | Subsidiary 21 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	[7]	CSN Mining Portugal, Unipessoal Lda.
Interest in subsidiaries	[7]	87.52%
Core business	[7]	Sale and commercial representation
Indirect | Joint Venture 1 | Equity Method
Disclosure of subsidiaries [line items]
Joint ventures name		MRS Logistica S.A.
Interest in joint ventures		16.30%	16.30%
Core business		Railroad transportation

[1]	On February 6, 2018, the Spanish commercial registry recognized the merger by absorption of the companies by CSN Steel, S.L.U., date from which the companies were considered legally extinct. In addition, before third parties and for the purposes of commercial law, the merger is retroactive to the date of December 28, 2017;
[2]	They are Dormant Companies, therefore they do not appear in the note 8.a, where is disclosed business information under the equity method and classified as available for sale.
[3]	Transfer of 1 share in August 2017;
[4]	Company sold to the CSN Mineracao and in August 2017 was incorporated by the same subsidiary;
[5]	Companies liquidated in July 2017;
[6]	New corporate name of Namisa International Minerios SLU, amended in September 2017;
[7]	Companies constituted in 2017;